NET INCOME/(LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Potential shares of common stock included in the number of shares outstanding			397,169	1,120,142
Income / (Losses) available for common shareholders			$ 1,673,602	$ 1,292,425
Basic weighted average common shares outstanding	8,184,126	8,138,018	8,180,428	7,830,909
Basic income / (loss) per share	$ (0.01)	$ 0.11	$ 0.20	$ 0.17
Diluted weighted average common shares outstanding	8,184,126	8,527,826	8,577,597	8,951,051
Diluted income / (loss) per share	$ (0.01)	$ 0.10	$ 0.20	$ 0.14
Warrant [Member]
Potential shares of common stock included in the number of shares outstanding			188,391	569,142
Option [Member]
Potential shares of common stock included in the number of shares outstanding			208,778	176,000
Preferred Stock [Member]
Potential shares of common stock included in the number of shares outstanding			0	375,000